UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Investment Grade Municipal Trust

8/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 151.6%
Airport & Port Revenue – 0.2%
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	$250,000	$238,583

General Obligations - General Purpose – 4.6%
Chicago, IL (Emergency Telecommunications Systems), FGIC, 5.5%, 2023	$1,000,000	$1,112,110
Chicago, IL, “A”, AMBAC, 6.25%, 2014	1,480,000	1,700,337
Highlands Ranch, CO, Metropolitan District, FSA, 6.5%, 2011	650,000	714,363
Highlands Ranch, CO, Metropolitan District, ETM, FSA, 6.5%, 2011 (c)	725,000	799,661
Luzerne County, PA, FSA, 6.75%, 2023	370,000	382,032
State of California, 5.75%, 2019	70,000	70,803

		$4,779,306

General Obligations - Schools – 6.8%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$130,000	$38,024
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	235,000	63,694
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	470,000	118,116
Frenship, TX, Independent School District, FSA, 5%, 2033	1,000,000	1,008,640
Los Angeles, CA, Unified School District, “D”, 5%, 2034	140,000	140,206
Modesto, CA, High School District (Stanislaus County), “A”, FGIC, 0%, 2019	1,350,000	776,412
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,088,450
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	640,000	639,974
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,124,780
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	263,843
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,814,092

		$7,076,231

Healthcare Revenue - Hospitals – 26.6%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$261,018
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	485,000	376,826
Boone County, MO, Hospital Rev. (Boone Hospital Center), 5.375%, 2038	125,000	115,349
Boone County, MO, Hospital Rev. (Boone Hospital Center), 5.625%, 2038	120,000	114,622
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	162,278
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	200,000	204,726
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	196,831
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	410,159
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	360,000	359,482
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	255,000	253,878
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	265,000	253,459
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	222,540
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	271,525
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	757,495
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	60,000	62,990
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	540,000	527,823
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	470,000	410,235
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	369,691
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	424,456

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	$225,000	$225,416
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	845,000	771,637
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	390,000	324,285
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	145,694
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	845,000	761,962
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	273,153
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	89,531
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	330,000	289,357
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	257,914
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	380,000	321,309
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	344,683
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	35,459
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	35,585
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	175,000	195,080
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	300,000	274,569
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	95,000	91,808
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	110,000	90,013
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	355,000	355,714
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	165,000	125,600
Massachusetts Health & Educational Facilities Authority Rev., Unrefunded (South Shore Hospital), “F”, 5.75%, 2029	370,000	350,749
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	440,000	502,194
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	54,559
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	235,974
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	346,932
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	114,465
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	176,776
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	105,090
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	200,000	200,018
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	110,000	84,117
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	100,000	90,426

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	$115,000	$102,534
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	170,418
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, NATL, 6.25%, 2013 (c)	1,740,000	2,016,329
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2009 (c)	5,000	5,071
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2026	170,000	170,449
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	335,000	334,956
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	395,000	318,358
Rhode Island Health & Educational Building Corp. Rev. (Rhode Island Hospital Foundation), “A”, ASSD GTY, 7%, 2039	855,000	952,367
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	487,457
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	539,443
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	264,705
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	500,000	390,680
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	524,425
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	466,975
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	110,000	123,731
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	380,024
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	380,000	371,024
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	800,490
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligations Group), 5.25%, 2023	325,000	313,557
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligated Group), 5.25%, 2036	615,000	529,884
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,068,276
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	95,535
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	385,230
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	85,000	86,805
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	215,297
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	178,090
University of Kansas Hospital Authority Health Facilities Rev. (KU Health Systems), 5.625%, 2012 (c)	500,000	561,580
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	700,000	729,547
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	570,000	513,222
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	241,754

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	$175,000	$176,160
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	378,313
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	200,302
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	104,016
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	551,754

		$27,774,210

Healthcare Revenue - Long Term Care – 6.4%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$500,000	$382,245
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	414,115
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	596,760
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	483,565
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	715,000	626,197
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	250,000	191,125
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	270,000	181,286
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	430,000	346,206
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	369,010
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	282,733
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	208,738
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	185,990
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	440,000	345,862
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	302,999
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	175,000	164,087
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	138,378
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	195,786
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	258,556
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	76,423
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2024	250,000	227,228
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	123,582
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	164,050
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	495,000	382,219

		$6,647,140

Healthcare Revenue - Other – 0.3%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$297,670

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$196,773

Industrial Revenue - Airlines – 0.0%
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	$105,000	$47,369

Industrial Revenue - Chemicals – 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$500,000	$417,980
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	525,000	542,740

		$960,720

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$131,467
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	281,924
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	309,979
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	650,000	611,754

		$1,335,124

Industrial Revenue - Other – 2.6%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$200,000	$169,674
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	250,033
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	330,000	262,703
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	232,655
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	201,750
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	372,310
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	180,000	166,928
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,073,740

		$2,729,793

Industrial Revenue - Paper – 0.7%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$275,000	$313,954
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	250,000	238,105
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	240,512

		$792,571

Miscellaneous Revenue - Entertainment & Tourism – 0.8%
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	$100,000	$67,004
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	360,000	239,317
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	245,091
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	220,000	660
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	65,000	71,615
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	45,000	48,796

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	$195,000	$211,729

		$884,212

Miscellaneous Revenue - Other – 3.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$86,756
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	167,721
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	134,450
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	73,487
Citizens Property Insurance Corp., “A-1”, ASSD GTY, 5.5%, 2016	810,000	848,451
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	476,946
District of Columbia Rev. (Smithsonian Institution), 5%, 2028	1,000,000	1,002,780
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	597,324
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	430,000	357,266
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	85,000	69,776

		$3,814,957

Multi-Family Housing Revenue – 6.1%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$455,085
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	360,000	307,228
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	513,480
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2050 (b)(n)	500,000	510,450
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	240,000	210,720
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	469,635
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	372,981	285,025
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	455,000	449,181
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	250,000	239,833
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	250,000	181,188
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	600,020
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	440,800
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	211,293
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	487,520
Tacoma, WA, Housing Authority Multi-Family Rev. (HSG-GNMA Collateral Mortgage Loans Redwood), GNMA, 5.05%, 2037	1,040,000	977,475

		$6,338,933

Sales & Excise Tax Revenue – 1.4%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$109,915
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	396,561
Tampa Bay, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,009,230

		$1,515,706

Single Family Housing - Local – 0.9%
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 7.15%, 2031	$15,000	$15,123
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	440,552	409,868
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	494,465

		$919,456

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 4.0%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$415,000	$404,239
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	35,000	36,112
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,080,000	1,113,966
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	500,000	480,810
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	835,000	774,596
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	405,000	402,096
Tennessee Housing Development Agency (Homeownership Program 2007), 4.65%, 2027	1,000,000	922,070

		$4,133,889

Solid Waste Revenue – 2.0%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$870,000	$871,436
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,228,438

		$2,099,874

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$87,998
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	83,218

		$171,216

State & Local Agencies – 18.9%
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2014 (j)	$355,000	$390,930
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2014 (j)	245,000	269,796
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	499,960
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	253,985
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	420,000	359,104
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	565,325
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,235,499
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	552,475
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	314,825
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2021	2,135,000	1,031,675
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,828,969
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,656,050
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015	1,000,000	1,113,550
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	303,251
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	107,853
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	504,345
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), AMBAC, 0%, 2018	300,000	164,847
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, FSA, 5.5%, 2019	1,750,000	2,038,750
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	500,000	538,725

		$19,729,914

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 2.0%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$550,000	$568,222
Nebhelp, Inc., Nebraska Rev. Jr., “A-6”, NATL, 6.45%, 2018	1,500,000	1,478,205

		$2,046,427

Tax - Other – 3.6%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$510,010
Dona Ana County, NM, Gross Receipts Tax Rev., AMBAC, 5.5%, 2015	1,000,000	1,040,810
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026 (f)	1,960,000	2,026,542
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	161,034

		$3,738,396

Tax Assessment – 4.1%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$355,000	$345,241
Celebration Community Development District, FL, “A”, 6.4%, 2034	225,000	209,720
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	536,824
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	245,000	223,964
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	405,000	287,676
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	88,530
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	262,017
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	519,586
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	150,120
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	180,000	110,263
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	743,000	536,951
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	105,000	84,344
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	465,000	252,886
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	100,000	68,506
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	250,000	144,230
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	490,000	232,216
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	480,000	192,845

		$4,245,919

Tobacco – 4.5%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$250,000	$280,985
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	480,000	397,915
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,405,000	1,023,852
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	635,000	505,778
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	630,000	698,242
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	250,000	24,690
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	266,115
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,380,000	1,045,723
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	400,000	433,092
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	105,000	70,623

		$4,747,015

Toll Roads – 2.7%
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	$495,000	$547,708
Pennsylvania Turnpike Commission Rev., Capital Appreciation, “C”, FSA, 0% to 2016, 6.25% to 2033	1,180,000	838,874

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, NATL, 0%, 2015	$2,000,000	$1,410,740

		$2,797,322

Transportation - Special Tax – 1.2%
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	$1,000,000	$1,286,690

Universities - Colleges – 25.9%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$225,000	$165,836
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	350,000	319,697
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	560,145
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	96,639
California State University Rev., “A”, AMBAC, 5%, 2026	960,000	983,213
Chicago, IL, State University Rev. Auxiliary Facilities Systems, NATL, 5.5%, 2023	1,085,000	1,092,476
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	1,430,000	766,337
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	117,958
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	56,458
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	280,000	284,903
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	265,658
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	257,940
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	248,215
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	255,000	213,461
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	86,592
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	84,094
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	361,359
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	238,471
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	129,628
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	475,000	385,130
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	507,435
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	15,629,250
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	45,000	40,850
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	101,253
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	573,857
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	588,890
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,354,800
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	210,000	229,471
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	225,000	236,981
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities
Project), 5.375%, 2036	65,000	68,467

		$27,045,464

Universities - Dormitories – 0.6%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$500,000	$322,465
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	206,257

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	$130,000	$125,462

		$654,184

Universities - Secondary Schools – 0.2%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	$230,000	$209,592

Utilities - Cogeneration – 1.1%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$375,000	$338,119
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	321,789
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	459,877

		$1,119,785

Utilities - Investor Owned – 10.7%
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), “A”, 7.7%, 2033	$250,000	$125,630
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	100,000	81,373
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	270,000	135,678
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	195,000	197,504
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	250,000	226,610
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	250,000	223,695
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	250,000	257,388
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co.), 6.5%, 2039	410,000	428,106
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	195,000	203,169
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	73,869
Matagorda County, TX, Navigation District 1 (Houston Lighting.), AMBAC, 5.125%, 2028	2,000,000	1,674,020
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, NATL, 5.55%, 2029	3,000,000	2,847,330
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	941,880
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	242,790
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	510,949
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,530,350
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	425,000	431,184

		$11,131,525

Utilities - Other – 3.4%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	$190,000	$194,551
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	120,000	109,484
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	250,000	225,375
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	235,000	238,060
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	677,491
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	656,743
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	180,581
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	198,620
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	289,341

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	$610,000	$575,852
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	171,456

		$3,517,554

Water & Sewer Utility Revenue – 3.1%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$304,604
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	506,323
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	194,415
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	410,000	494,813
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	140,000	144,830
Massachusetts Water Pollution Abatement, 5.25%, 2028	750,000	876,810
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	600,000	680,046

		$3,201,841

Total Municipal Bonds		$158,225,361

Money Market Funds (v) – 0.3%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	364,542	$364,542

Total Investments		$158,589,903

Other Assets, Less Liabilities – (5.2)%		(5,443,337)

Preferred shares (issued by the fund) – (46.7)%		(48,750,000)

Net assets applicable to common shares – 100.0%		$104,396,566

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	Crossover refunded bond.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,269,021 representing 1.2% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	$100,000	$67,004
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	360,000	239,317
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	1,000,000	600,020
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	232,276	211,293

Total Restricted Securities			$1,117,634
% of Net Assets			1.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$158,225,361	$—	$158,225,361
Mutual Funds	364,542	—	—	364,542

Total Investments	$364,542	$158,225,361	$—	$158,589,903

Other Financial Instruments
Futures	$(75,078)	$—	$—	$(75,078)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$153,779,728

Gross unrealized appreciation	$7,065,374
Gross unrealized depreciation	(9,760,974)

Net unrealized appreciation (depreciation)	$(2,695,600)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/09

Futures Contracts Outstanding at 8/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	115	$13,480,156	Dec-09	$(67,785)
U.S. Treasury Note 30 yr (Short)	USD	48	5,748,000	Dec-09	(7,293)

					$(75,078)

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	17,343,462	(16,978,920)	364,542

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,244	$364,542

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.